Goodwill and Other Intangible Assets - Table 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	$ 183.2	$ 168.1
Accumulated Amortization	(125.5)	(109.6)
Net	57.7	58.5
Certificates of need [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	7.0	6.2
Accumulated Amortization	(2.3)	(2.1)
Net	4.7	4.1
Licenses [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	50.2	50.2
Accumulated Amortization	(41.7)	(39.4)
Net	8.5	10.8
Noncompete Agreements [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	33.0	30.1
Accumulated Amortization	(17.1)	(12.4)
Net	15.9	17.7
Trade Names [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	15.0	14.3
Accumulated Amortization	(8.0)	(7.3)
Net	7.0	7.0
Software [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	64.8	54.1
Accumulated Amortization	(51.1)	(44.4)
Net	13.7	9.7
Market access assets [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	13.2	13.2
Accumulated Amortization	(5.3)	(4.0)
Net	$ 7.9	$ 9.2